Fair value of financial instruments - Assets and Liabilities Measured at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Debt securities	$ 91,797,177	$ 492,324,281
Derivatives	9,863,462	21,780,413
Equity instruments	8,904,312	8,640,277
Financial assets at fair value through other comprehensive income
Debt securities	2,461,681,262	1,833,311,004
Equity instruments	4,502,573	4,322,577
Total	15,350,501,149	11,753,183,986
Financial liabilities at fair value through profit or loss
Derivatives	3,858,635	4,671,486
Book value
Financial assets at fair value through profit or loss
Debt securities	91,797,177	492,324,281
Derivatives	9,863,462	21,780,413
Equity instruments	8,904,312	8,640,277
Financial assets at fair value through other comprehensive income
Debt securities	2,461,681,262	1,833,311,004
Equity instruments	4,502,573	4,322,577
Total	2,576,748,786	2,360,378,552
Financial liabilities at fair value through profit or loss
Trading liabilities		22,495,621
Derivatives	3,858,635	4,671,486
Total	3,858,635	27,167,107
Total fair value
Financial assets at fair value through profit or loss
Debt securities	91,797,177	492,324,281
Derivatives	9,863,462	21,780,413
Equity instruments	8,904,312	8,640,277
Financial assets at fair value through other comprehensive income
Debt securities	2,461,681,262	1,833,311,004
Equity instruments	4,502,573	4,322,577
Total	2,576,748,786	2,360,378,552
Financial liabilities at fair value through profit or loss
Trading liabilities		22,495,621
Derivatives	3,858,635	4,671,486
Total	3,858,635	27,167,107
Level 1 Fair value
Financial assets at fair value through profit or loss
Debt securities	82,335,871	487,641,727
Derivatives	861,433
Equity instruments	8,904,312	8,640,277
Financial assets at fair value through other comprehensive income
Debt securities	2,388,045,118	1,427,176,770
Equity instruments	0
Total	2,480,146,734	1,923,458,774
Financial liabilities at fair value through profit or loss
Trading liabilities		22,484,421
Total	0	22,484,421
Level 2 Fair value
Financial assets at fair value through profit or loss
Debt securities	9,461,306	3,596,552
Derivatives	9,002,029	21,780,413
Financial assets at fair value through other comprehensive income
Debt securities	70,848,550	395,919,469
Equity instruments	770,488	941,205
Total	90,082,373	422,237,639
Financial liabilities at fair value through profit or loss
Trading liabilities		11,200
Derivatives	3,858,635	4,671,486
Total	3,858,635	4,682,686
Level 3 Fair value
Financial assets at fair value through profit or loss
Debt securities	0	1,086,002
Financial assets at fair value through other comprehensive income
Debt securities	2,787,594	10,214,765
Equity instruments	3,732,085	3,381,372
Total	$ 6,519,679	$ 14,682,139